Income Taxes (Details) - Schedule of Deferred Tax Assets - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Balance as at October 1, 2020 (As restated) [Member]
Income Taxes (Details) - Schedule of Deferred Tax Assets [Line Items]
Financing fees	$ 1,970,593	$ 358,581	$ 396,398
Provision and accruals	519,550	381,341	56,011
Research and development cost	4,700,695	5,361,422	3,165,108
Losses carried forward	43,648,546	31,951,781	22,783,934
Convertible loan		7,152,109	1,950,507
Lease liabilities	1,520,988	1,128,610	1,224,274
Government grant liability	140,547	96,044	48,926
Deferred income grants	120,573	120,573	9,950
Other debt discount	420,004	514,938	501,215
Total deferred tax assets	53,041,496	47,065,399	30,136,323
Property and equipment	(326,154)	(251,862)	(110,294)
Intangible assets	(5,036,692)	(11,535,305)	(5,573,931)
Right-of-use assets	(1,347,385)	(1,041,824)	(1,167,707)
Debt discount-Grant/warrants	(2,309,719)	(2,716,353)	(1,552,468)
Grant receivable	(38,156)		(854,888)
Conversion option liability
Total deferred tax liabilities	(9,058,106)	(15,545,344)	(9,259,288)
Net deferred tax assets (liabilities)	43,983,390	31,520,055	20,877,035
Unrecognized net deferred tax assets	(43,983,390)	(31,520,055)	(20,877,035)
Recognized net deferred tax (liabilities)
Credited (charged) to the statement of loss [Member]
Income Taxes (Details) - Schedule of Deferred Tax Assets [Line Items]
Financing fees	154,336
Provision and accruals	(453)
Research and development cost	660,343
Losses carried forward	12,030,648
Convertible loan	12,175
Lease liabilities	(596,044)
Government grant liability	11,527
Deferred income grants
Other debt discount	(420,004)
Total deferred tax assets	11,852,529
Property and equipment	273,159
Intangible assets	828,977
Right-of-use assets	602,045
Debt discount-Grant/warrants	(686,102)
Grant receivable	14,967
Conversion option liability	5,592
Total deferred tax liabilities	1,038,637
Net deferred tax assets (liabilities)	12,891,166
Unrecognized net deferred tax assets	(12,891,166)
Recognized net deferred tax (liabilities)
Credited (charged) to the shareholders’ equity [Member]
Income Taxes (Details) - Schedule of Deferred Tax Assets [Line Items]
Financing fees		1,766,420
Provision and accruals
Research and development cost
Losses carried forward
Convertible loan
Lease liabilities
Government grant liability
Deferred income grants
Other debt discount
Total deferred tax assets		1,766,420
Property and equipment
Intangible assets
Right-of-use assets
Debt discount-Grant/warrants
Grant receivable
Conversion option liability
Total deferred tax liabilities
Net deferred tax assets (liabilities)		1,766,420
Unrecognized net deferred tax assets		(1,766,420)
Recognized net deferred tax (liabilities)
Balance as at September 30, 2023 [Member]
Income Taxes (Details) - Schedule of Deferred Tax Assets [Line Items]
Financing fees	2,124,929
Provision and accruals	519,097
Research and development cost	5,361,039
Losses carried forward	55,679,194
Convertible loan	12,175
Lease liabilities	924,944
Government grant liability	152,074
Deferred income grants	120,573
Other debt discount
Total deferred tax assets	64,894,025
Property and equipment	(52,996)
Intangible assets	(4,207,715)
Right-of-use assets	(745,340)
Debt discount-Grant/warrants	(2,995,821)
Grant receivable	(23,189)
Conversion option liability	5,592
Total deferred tax liabilities	(8,019,469)
Net deferred tax assets (liabilities)	56,874,556
Unrecognized net deferred tax assets	(56,874,556)
Recognized net deferred tax (liabilities)
Credited (charged) in the statement of loss (As restated) [Member]
Income Taxes (Details) - Schedule of Deferred Tax Assets [Line Items]
Financing fees		(154,408)	(37,817)
Provision and accruals		138,209	325,330
Research and development cost		(660,727)	2,196,314
Losses carried forward		11,696,765	9,167,847
Convertible loan		(7,152,109)	5,201,602
Lease liabilities		392,378	(95,664)
Government grant liability		44,503	47,118
Deferred income grants			110,623
Other debt discount		(94,934)	13,723
Total deferred tax assets		4,209,677	16,929,076
Property and equipment		(74,292)	(141,568)
Intangible assets		6,498,613	(5,961,374)
Right-of-use assets		(305,561)	125,883
Debt discount-Grant/warrants		406,634	(1,163,885)
Grant receivable		(38,156)	854,888
Total deferred tax liabilities		6,487,238	(6,286,056)
Net deferred tax assets (liabilities)		10,696,915	10,643,020
Unrecognized net deferred tax assets		(10,696,915)	(10,643,020)
Recognized net deferred tax (liabilities)
Balance as at September 30, 2021 (As restated) [Member]
Income Taxes (Details) - Schedule of Deferred Tax Assets [Line Items]
Financing fees		1,970,593	358,581
Provision and accruals		519,550	381,341
Research and development cost		4,700,695	5,361,422
Losses carried forward		43,648,546	31,951,781
Convertible loan			7,152,109
Lease liabilities		1,520,988	1,128,610
Government grant liability		140,547	96,044
Deferred income grants		120,573	120,573
Other debt discount		420,004	514,938
Total deferred tax assets		53,041,496	47,065,399
Property and equipment		(326,154)	(251,862)
Intangible assets		(5,036,692)	(11,535,305)
Right-of-use assets		(1,347,385)	(1,041,824)
Debt discount-Grant/warrants		(2,309,719)	(2,716,353)
Grant receivable		(38,156)
Total deferred tax liabilities		(9,058,106)	(15,545,344)
Net deferred tax assets (liabilities)		43,983,390	31,520,055
Unrecognized net deferred tax assets		(43,983,390)	(31,520,055)
Recognized net deferred tax (liabilities)